NOTE 3. - MINERAL CLAIMS (Detail) (USD $)	0 Months Ended			6 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jan. 31, 2013
Stock Issued During Period, Shares, Acquisitions	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Value, Acquisitions (in Dollars)			$ 4,142	$ 6,654